Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2015
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Allowance for doubtful accounts at beginning of year	44,097	46,144	47,518
Provision for doubtful accounts, net of reversal	1,745	3,405	(1,598)
Write-offs	(457)	(1,162)	(289)
Other	759	(869)	4,779

Allowance for doubtful accounts at end of year	46,144	47,518	50,410

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Allowance for credit losses at beginning of year	140,363	147,049	153,602
Provision for credit losses, net of reversal	25,622	46,313	80,567
Charge-offs	(56,701)	(65,359)	(84,310)
Recoveries	14,690	16,662	18,173
Other	23,075	8,937	10,006

Allowance for credit losses at end of year	147,049	153,602	178,038

Net Changes in Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	77,353	30,637	24,238
Provision for credit losses, net of reversal	29,079	(4,063)	(2,006)
Charge-offs	(48,528)	(2,775)	(110)
Recoveries	12,795	590	3
Other	13,159	4,539	4,118

Allowance for credit losses at end of year	83,858	28,928	26,243

	Yen in millions
	For the year ended March 31, 2014
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	83,858	28,928	26,243
Provision for credit losses, net of reversal	42,055	1,847	(807)
Charge-offs	(55,733)	(2,554)	(626)
Recoveries	14,051	587	16
Other	5,208	1,777	1,532

Allowance for credit losses at end of year	89,439	30,585	26,358

	Yen in millions
	For the year ended March 31, 2015
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	89,439	30,585	26,358
Provision for credit losses, net of reversal	70,129	(858)	2,531
Charge-offs	(71,403)	(2,568)	(603)
Recoveries	15,008	497	78
Other	6,143	1,647	1,689

Allowance for credit losses at end of year	109,316	29,303	30,053